Operating Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]	Future minimum lease payments are approximately as follows:
Year Ending December 31,	Amount
2012	$1,411,000
2013	899,000
2014	548,000
2015	234,000
2016 and thereafter	70,000
$3,162,000